Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the Plan’s assets that are measured at fair value on a recurring basis in accordance with U.S. GAAP at December 31, 2025, and December 31, 2024.

December 31, 2025	Level 1	Level 2	Level 3	Total
Equity Securities:
KeyCorp Common Stock	$128,388,540	—	—	$128,388,540
Other Equity Securities	605,459,398			605,459,398
Mutual Funds	330,186,410	—	—	330,186,410
Money Market Funds	—	$158,090,041	—	158,090,041
Collective Trust Funds and other investments measured at net asset value (a)	—	—	—	3,397,947,085
	$1,064,034,348	$158,090,041	—	$4,620,071,474

December 31, 2024	Level 1	Level 2	Level 3	Total
Equity Securities:
KeyCorp common stock	$118,027,908	—	—	$118,027,908
Other equity securities	605,935,760			605,935,760
Mutual Funds	257,861,940	—	—	257,861,940
Money Market Funds	—	$158,933,767	—	158,933,767
Collective Trust Funds and other investments measured at net asset value (a)	—	—	—	2,932,250,818
	$981,825,608	$158,933,767	—	$4,073,010,193
(a) Certain investments that are measured at fair value using the net asset value (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of the plan assets presented elsewhere within this report.